UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:___

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       JGD Management Corp.
Address:    767 Fifth Avenue
            17th Floor
            New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
Title:      Chief Financial Officer
Phone:      (212) 300-1300

Signature, Place, and Date of Signing:

/s/ Adam J. Semler               New York, New York                May 14, 2007
------------------      -----------------------------------       --------------
   [Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              114
                                            --------------------

Form 13F Information Table Value Total:          $4,657,555        (thousands)
                                            --------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

       COLUMN 1                            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                           TITLE OF               VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                              CLASS      CUSIP     (X$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
ADAMS RESPIRATORY THERA INC.               COMMON       00635P107  42,794  1,272,501  SH       SOLE                X
AK STEEL HOLDING CORP                      COMMON       001547108 307,276  3,137,080  SH       SOLE                X
ALCAN INC                                  COMMON       013716105  39,150    750,000  SH       SOLE                X
ANIXTER INTL INC                           COMMON       035290105  73,754  1,118,498  SH       SOLE                X
APPLEBEES INTL INC                         COMMON       037899101  31,654  1,277,383  SH       SOLE                X
ARBINET-THEXCHANGE INC                     COMMON       03875P100     379     60,000  SH       SOLE                X
BORLAND SOFTWARE CORP                      COMMON       099849101   8,484  1,609,874  SH       SOLE                X
BRINKER INTL INC                           COMMON       109641100  52,484  1,605,000  SH       SOLE                X
CERIDIAN CORP                              COMMON       156779100  21,775    625,000  SH       SOLE                X
CIA VALE DO RIO DOCE-ADR                   COMMON       204412209  84,282  2,278,500  SH       SOLE                X
CORNING INC                                COMMON       219350105  47,097  2,071,100  SH       SOLE                X
CROSSTEX ENERGY INC                        COMMON       22765Y104   5,750    200,000  SH       SOLE                X
CSX CORP                                   COMMON       126408103 105,340  2,630,200  SH       SOLE                X
CVS CORP                                   COMMON       126650100 293,988  8,611,248  SH       SOLE                X
DAIMLERCHRYSLER A.G.                       COMMON         2307389 128,990  1,576,700  SH       SOLE                X
DELUXE CORP                                COMMON       248019101  12,148    362,300  SH       SOLE                X
DOLLAR THRIFTY AUTOMOTIVE GP               COMMON       256743105  12,760    250,000  SH       SOLE                X
DST SYSTEMS INC                            COMMON       233326107  66,251    881,000  SH       SOLE                X
ENDO PHARMACEUT HLDGS INC                  COMMON       29264F205  78,206  2,660,077  SH       SOLE                X
FIBERTOWER CORP                            COMMON       31567R100   4,944    952,615  SH       SOLE                X
FIDELITY NATIONAL INFO SERVICES            COMMON       31620M106  14,905    327,860  SH       SOLE                X
FREEPORT-MCMORAN COPPER-B                  COMMON       35671D857 136,453  2,061,529  SH       SOLE                X
HILTON HOTELS CORP                         COMMON       432848109 116,331  3,235,000  SH       SOLE                X
HUBBELL INC CL B                           COMMON       443510201  61,093  1,266,446  SH       SOLE                X
LIMITED INC                                COMMON       532716107 124,663  4,783,698  SH       SOLE                X
MAGELLAN HEALTH SERVICES INC.              COMMON       559079207  33,772    804,102  SH       SOLE                X
MASTERCARD INC                             COMMON       57636Q104   6,169     58,069  SH       SOLE                X
MIRANT CORP                                COMMON       60467R100  41,631  1,028,937  SH       SOLE                X
MOBIUS MANAGEMENT SYSTEMS                  COMMON       606925105   5,144    699,845  SH       SOLE                X
NEKTAR THERAPEUTICS                        COMMON       640268108  10,274    786,710  SH       SOLE                X
NORFOLK SOUTHERN CORP                      COMMON       655844108 213,431  4,218,000  SH       SOLE                X
ONEBEACON INSURANCE GROUP LTD              COMMON         B1GN3G6   8,711    348,446  SH       SOLE                X
ORIENT EXPRESS HOTELS LTD A                COMMON       G67743107  72,367  1,209,753  SH       SOLE                X
PALM INC                                   COMMON       696643105     544     30,000  SH       SOLE                X
QIMONDA AG                                 COMMON       746904101  77,087  5,368,202  SH       SOLE                X
QUALCOMM INC                               COMMON       747525103  27,260    639,000  SH       SOLE                X
RELIANCE STEEL & ALUMINUM                  COMMON       759509102  16,940    350,001  SH       SOLE                X
SHIRE PLC- ADR                             COMMON       82481R106 127,509  2,059,923  SH       SOLE                X
SUNCOM WIRELESS HOLDING-CL A               COMMON       86722Q108     164     97,400  SH       SOLE                X
TIFFANY & CO                               COMMON       886547108 100,506  2,209,901  SH       SOLE                X
TIME WARNER CABLE-A                        COMMON       88732J108   5,659    151,023  SH       SOLE                X
UAL CORP                                   COMMON       902549807   3,691     96,689  SH       SOLE                X
UNION PACIFIC CORP                         COMMON       907818108 157,098  1,547,000  SH       SOLE                X
VALERO ENERGY CORP                         COMMON       91913Y100   1,612     25,000  SH       SOLE                X
W R GRACE & CO-DEL NEW                     COMMON       38388F108   3,303    125,000  SH       SOLE                X
WEATHERFORD INTL LTD                       COMMON       G95089101  42,541    943,250  SH       SOLE                X
ALTRIA GROUP INC                           COMMON       02209S103  93,732  1,067,446  SH       SOLE                X
AMERICAN EXPRESS CO COM                    COMMON       025816109  30,663    543,671  SH       SOLE                X
AMERICAN TOWER CORP - CL A                 COMMON       029912201  69,535  1,785,231  SH       SOLE                X
ARROWHEAD RESEARCH                         COMMON       042797100  18,378  4,110,429  SH       SOLE                X
DADE BEHRING INC                           COMMON       23342J206 267,489  6,100,102  SH       SOLE                X
GILAT SATELLITE NETWORKS LTD               COMMON       M51474118  60,089  8,070,563  SH       SOLE                X
HERCULES OFFSHORE INC                      COMMON       427093109   2,758    105,045  SH       SOLE                X
ICO GLOBAL COM HLDG LTD                    COMMON       44930K108  18,581  4,764,340  SH       SOLE                X
INVESTORS BANCORP INC                      COMMON       46146P102  16,773  1,161,556  SH       SOLE                X
KANSAS CITY SOUTHERN INDS INC              COMMON       485170302  72,116  2,026,862  SH       SOLE                X
LIBERTY MEDIA - INTERACTIVE A              COMMON       53071M104 237,724  9,980,000  SH       SOLE                X
MARINER ENERGY INC                         COMMON       56845T305   4,557    238,232  SH       SOLE                X
NEON COMMUNICATIONS GROUP                  COMMON       64050T101  19,190  4,083,059  SH       SOLE                X
NRG ENERGY INC                             COMMON       629377508 148,927  2,067,276  SH       SOLE                X
RCN CORP                                   COMMON       749361200  75,090  2,938,926  SH       SOLE                X
RELIANT ENERGY INC                         COMMON       75952B105   2,744    135,053  SH       SOLE                X
SEARS HOLDING CORP                         COMMON       812350106 221,471  1,229,300  SH       SOLE                X
SUN AMERICAN BANCORP                       COMMON       86664A103  16,901  3,250,250  SH       SOLE                X
EGL INC                                    COMMON       268484102  28,110    709,300  SH       SOLE                X
FIRST DATA CORP                            COMMON       319963104  84,913  3,156,600  SH       SOLE                X
GENESIS HEALTHCARE CORP                    COMMON       37184D101  15,778    250,000  SH       SOLE                X
GRUBB & ELLIS REALTY ADV-UTS               COMMON       400096202   3,971    635,300  SH       SOLE                X
HARRAHS ENTERTAINMENT INC                  COMMON       413619107   9,923    117,500  SH       SOLE                X
IMPSAT FIBER NETWORKS                      COMMON       45321T202  11,837  1,282,400  SH       SOLE                X
IRF EUROPEAN FINANCE INVESTMENTS LTD       COMMON         B0J7PZ1  19,167  4,166,667  SH       SOLE                X
K&F INDUSTRIES HOLDINGS INC                COMMON       482241106  13,309    494,200  SH       SOLE                X
NEW PLAN EXCEL REALTY TRUST                COMMON       648053106   8,251    249,800  SH       SOLE                X
SHANGHAI CENTURY ACQUISITION UNITS         COMMON         B13JFZ0   1,850    200,000  SH       SOLE                X
SIRIUS SATELLITE RADIO                     COMMON       82966U103   5,717  1,786,500  SH       SOLE                X
SPIRIT FINANCE CORP                        COMMON       848568309  11,175    750,000  SH       SOLE                X
TRIAD HOSPITALS INC                        COMMON       89579K109  45,687    874,400  SH       SOLE                X
WCI COMMUNITIES INC                        COMMON       92923C104  20,538    962,400  SH       SOLE                X
WEBEX COMMUNICATIONS INC                   COMMON       94767L109  42,645    750,000  SH       SOLE                X
NYSE GROUP INC                             COMMON       62949W103   1,875     20,000  SH       SOLE                X
S & P 500 INDX PUT OPT 1325.0000 04212007  PUT OPTION   78462F953     532      2,800  SH  PUT  SOLE                X
S & P 500 INDX PUT OPT 1350.0000 04212007  PUT OPTION   78462F953   3,210     10,700  SH  PUT  SOLE                X
S & P 500 INDX PUT OPT 1360.0000 04212007  PUT OPTION   78462F953   3,900     10,000  SH  PUT  SOLE                X
S & P 500 INDX PUT OPT 1390.0000 04212007  PUT OPTION   78462F953     863      1,150  SH  PUT  SOLE                X
ALCAN INC CALL OPT 40.0000 01192008        CALL OPTION  013716905  12,135      8,340  SH  CALL SOLE                X
ALTRIA GROUP CALL OPT 85.0000 06162007     CALL OPTION  02209S903   5,683     11,144  SH  CALL SOLE                X
ALTRIA GROUP CALL OPT 90.0000 06162007     CALL OPTION  02209S903     494      2,500  SH  CALL SOLE                X
AMERICAN EXPRESS CALL OPT 55.0000 01192008 CALL OPTION  025816909   1,350      2,250  SH  CALL SOLE                X
CIA VALE CALL OPT 35.0000 04212007         CALL OPTION  204412909     353      1,500  SH  CALL SOLE                X
CIA VALE DO RIO CALL OPT 35.0000 05192007  CALL OPTION  204412909   3,840     12,000  SH  CALL SOLE                X
DAIMLERCHRYSLER CLL OPT 67.5000 04212007   CALL OPTION D16688R903     642        446  SH  CALL SOLE                X
DAIMLERCHRYSLER CLL OPT 70.0000 04212007   CALL OPTION D16688R903     303        257  SH  CALL SOLE                X
FIRST DATA CORP CLL OPT 27.5000 05192007   CALL OPTION  319963904     385      3,500  SH  CALL SOLE                X
GENERAL M0T0RS CALL OPT 30.0000 06162007   CALL OPTION  370442905  15,900     60,000  SH  CALL SOLE                X
MARTIN MARIETTA CALL OPT 100.0000 07212007 CALL OPTION  573284906  17,621      4,699  SH  CALL SOLE                X
OMNICARE INC CALL OPT 45.0000 01192008     CALL OPTION  681904908   1,243      5,126  SH  CALL SOLE                X
QUALCOMM INC CALL OPT 35.0000 04212007     CALL OPTION  747525903  12,636     16,305  SH  CALL SOLE                X
QUALCOMM INC CALL OPT 37.5000 04212007     CALL OPTION  747525903   7,251     13,682  SH  CALL SOLE                X
QUALCOMM INC CALL OPT 40.0000 04212007     CALL OPTION  747525903   1,600      5,000  SH  CALL SOLE                X
RELIANT ENERGY CALL OPT 17.5000 01192008   CALL OPTION  75952B905     439        998  SH  CALL SOLE                X
SEARS HOLDINGS CALL OPT 160.0000 06162007  CALL OPTION  812350906  16,693      6,970  SH  CALL SOLE                X
SHIRE PLC CALL OPT 60.0000 04212007        CALL OPTION  82481R906   2,701      9,395  SH  CALL SOLE                X
SHIRE PLC CALL OPT 65.0000 07212007        CALL OPTION  82481R906   1,144      3,576  SH  CALL SOLE                X
YAHOO CALL OPT 30.0000 04212007            CALL OPTION  984332906   2,150     10,000  SH  CALL SOLE                X
BIG LOTS INC PUT OPT 30.0000 10202007      PUT OPTION   089302953   1,320      5,076  SH  PUT  SOLE                X
COMMERCE BANCORP PUT OPT 30.0000 06162007  PUT OPTION   200519956     575     10,000  SH  PUT  SOLE                X
INDYMAC BANCORP PUT OPT 35.0000 07212007   PUT OPTION   456607950     434        700  SH  PUT  SOLE                X
ARROWHEAD WTS @ 5.04 STRIKE 01/24/2011     WARRANTS     042797100       0  1,040,357  SH       SOLE                X
MIRANT CORP @ 20.54 1/3/11                 WARRANTS     60467R126     275     12,480  SH       SOLE                X
MIRANT CORP WRT @ 21.87 1/3/11             WARRANTS     60467R118   2,594    122,372  SH       SOLE                X
SUN AMERICAN BANCORP WTS 4.00 07212010     WARRANTS     86664A111   2,275  1,625,125  SH       SOLE                X
GILAT CALL OPTIONS                         CALL OPTION  M51474908     293  1,000,809  SH  CALL SOLE                X
FORD MOTOR C0 4.25% 12/15/36               NOTE         345370CF5   5,550  5,000,000  PRN      SOLE                X
IMPSAT 6.0% 3/15/2011                      NOTE         45321TAL7   3,347  3,346,836  PRN      SOLE                X